RELATED PARTY TRANSACTIONS (Details 2)	1 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
Management fee income					$ 6,500
Number Of Vessels Under Capital Lease | vessel		15
Remaining lease obligation		$ 536,351,000
Related party receivables		10,234,000	$ 3,457,000
Payables with related parties		$ (28,720,000)	(3,422,000)
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Management fee income					$ 9,000	$ 6,500
Number Of Vessels Under Capital Lease | vessel		14
Charter hire paid (principal and interest)		$ 8,355,000	0	$ 0
Lease termination receipt	$ 3,300,000	3,266,000	0	0
Lease interest expense		3,357,000	0	0
Remaining lease obligation		533,251,000	0	0
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		(1,226,000)	0	0
Related party receivables		3,356,000	691,000
Payables with related parties		(23,688,000)	0
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		460,000	0	0
Related party receivables		1,165,000	0
Payables with related parties		(569,000)	0
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		1,246,000	0	0
Related party receivables		4,099,000	0
Payables with related parties		(4,455,000)	0
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		(89,000)	0	0
Arcadia Petroleum [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		31,000	0	0
Related party receivables		201,000	0
Payables with related parties		(3,000)	0
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		84,000	0	0
Related party receivables		859,000	0
Payables with related parties		(5,000)	0
Archer Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		40,000	0	0
Related party receivables		148,000	0
VLCC Chartering Limited [Member]
Related Party Transaction [Line Items]
Related party receivables		102,000	0
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		32,000	0	0
Related party receivables		176,000	0
North Atlantic Drilling Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		16,000	0	0
Related party receivables		128,000	0
Frontline Companies [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		(9,562,000)	(10,102,000)	$ (7,410,000)
Related party receivables		0	2,766,000
Payables with related parties		$ 0	$ (3,422,000)